LVIP Delaware Special Opportunities Fund
Schedule of Investments
March 31, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.36%
Aerospace & Defense–0.34%
Spirit AeroSystems Holdings Class A	89,100	$ 2,132,163
		2,132,163
Airlines–0.69%
Southwest Airlines	120,200	4,280,322
		4,280,322
Auto Components–0.64%
BorgWarner	164,100	3,999,117
		3,999,117
Banks–6.59%
Comerica	252,000	7,393,680
East West Bancorp	429,400	11,052,756
First Hawaiian	327,160	5,407,955
Hancock Whitney	320,300	6,252,256
KeyCorp	1,057,300	10,964,201
		41,070,848
Building Products–0.53%
Johnson Controls International	121,995	3,288,985
		3,288,985
Capital Markets–3.02%
Affiliated Managers Group	80,000	4,731,200
Raymond James Financial	223,250	14,109,400
		18,840,600
Chemicals–2.79%
†Axalta Coating Systems	175,500	3,030,885
Celanese	78,000	5,724,420
Huntsman	596,800	8,611,824
		17,367,129
Commercial Services & Supplies–1.21%
Brink's	144,400	7,516,020
		7,516,020
Construction & Engineering–2.71%
†AECOM	229,500	6,850,575
Quanta Services	317,300	10,067,929
		16,918,504
Consumer Finance–1.36%
Synchrony Financial	527,200	8,482,648
		8,482,648
Containers & Packaging–3.48%
†Berry Global Group	286,482	9,657,308
Graphic Packaging Holding	988,800	12,063,360
		21,720,668
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services–0.93%
Service Corp. International	148,650	$ 5,813,702
		5,813,702
Electric Utilities–3.18%
Edison International	135,500	7,424,045
NRG Energy	171,900	4,685,994
Xcel Energy	128,500	7,748,550
		19,858,589
Electronic Equipment, Instruments & Components–3.60%
Avnet	250,600	6,290,060
†Flex	839,041	7,026,968
†Keysight Technologies	109,050	9,125,304
		22,442,332
Energy Equipment & Services–0.20%
Patterson-UTI Energy	539,100	1,266,885
		1,266,885
Equity Real Estate Investment Trusts–10.10%
Apartment Investment & Management Class A	254,880	8,959,032
Brandywine Realty Trust	626,400	6,589,728
Highwoods Properties	202,600	7,176,092
Host Hotels & Resorts	623,400	6,882,336
Kimco Realty	545,100	5,271,117
Life Storage	116,600	11,024,530
Outfront Media	389,300	5,247,764
VEREIT	1,462,300	7,150,647
Welltower	102,600	4,697,028
		62,998,274
Food & Staples Retailing–0.69%
†U.S. Foods Holding	242,400	4,292,904
		4,292,904
Food Products–2.70%
Conagra Brands	209,200	6,137,928
Kellogg	88,500	5,309,115
Tyson Foods Class A	92,800	5,370,336
		16,817,379
Health Care Equipment & Supplies–2.66%
STERIS	51,800	7,250,446
Zimmer Biomet Holdings	92,100	9,309,468
		16,559,914
Health Care Providers & Services–2.55%
AmerisourceBergen	92,000	8,142,000
Quest Diagnostics	96,400	7,740,920
		15,882,920
Hotels, Restaurants & Leisure–1.38%
Darden Restaurants	66,750	3,635,205
LVIP Delaware Special Opportunities Fund–1

LVIP Delaware Special Opportunities Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Marriott International Class A	66,240	$ 4,955,414
		8,590,619
Household Durables–1.65%
DR Horton	191,133	6,498,522
†Mohawk Industries	49,900	3,804,376
		10,302,898
Insurance–9.28%
Allstate	133,000	12,200,090
American Financial Group	140,850	9,870,768
Assurant	82,900	8,629,061
Globe Life	120,850	8,697,575
Hartford Financial Services Group	280,100	9,870,724
Reinsurance Group of America	102,200	8,599,108
		57,867,326
IT Services–3.34%
DXC Technology	86,700	1,131,435
†Fiserv	57,100	5,423,929
KBR	691,000	14,289,880
		20,845,244
Leisure Products–0.75%
Hasbro	65,500	4,686,525
		4,686,525
Life Sciences Tools & Services–1.40%
Agilent Technologies	122,200	8,751,964
		8,751,964
Machinery–4.84%
Allison Transmission Holdings	156,300	5,096,943
†Gates Industrial	482,000	3,557,160
ITT	281,800	12,782,448
Stanley Black & Decker	87,600	8,760,000
		30,196,551
Media–1.53%
Cable One	4,200	6,904,842
ViacomCBS Class B	187,600	2,628,276
		9,533,118
Metals & Mining–1.52%
Newmont	209,600	9,490,688
		9,490,688
Multiline Retail–1.04%
†Dollar Tree	88,600	6,509,442
		6,509,442
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities–7.01%
CMS Energy	233,100	$ 13,694,625
MDU Resources Group	246,200	5,293,300
Public Service Enterprise Group	279,500	12,552,345
WEC Energy Group	138,000	12,161,940
		43,702,210
Oil, Gas & Consumable Fuels–1.95%
Hess	256,500	8,541,450
Marathon Oil	1,102,600	3,627,554
		12,169,004
Professional Services–0.60%
ManpowerGroup	70,100	3,714,599
		3,714,599
Road & Rail–1.79%
CSX	68,800	3,942,240
JB Hunt Transport Services	78,200	7,212,386
		11,154,626
Semiconductors & Semiconductor Equipment–3.13%
†ON Semiconductor	236,800	2,945,792
†Qorvo	71,600	5,773,108
Teradyne	199,400	10,801,498
		19,520,398
Software–4.04%
Citrix Systems	25,700	3,637,835
LogMeIn	1	83
†Synopsys	167,200	21,533,688
		25,171,606
Technology Hardware, Storage & Peripherals–0.47%
Western Digital	70,300	2,925,886
		2,925,886
Textiles, Apparel & Luxury Goods–0.87%
PVH	42,300	1,592,172
VF	70,300	3,801,824
		5,393,996
Trading Companies & Distributors–1.80%
†HD Supply Holdings	216,200	6,146,566
†United Rentals	49,500	5,093,550
		11,240,116
Total Common Stock (Cost $656,160,389)		613,316,719

LVIP Delaware Special Opportunities Fund–2

LVIP Delaware Special Opportunities Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.60%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.32%)	9,975,088	$ 9,975,088
Total Money Market Fund (Cost $9,975,088)		9,975,088

TOTAL INVESTMENTS–99.96% (Cost $666,135,477)	623,291,807
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.04%	264,803
NET ASSETS APPLICABLE TO 26,429,033 SHARES OUTSTANDING–100.00%	$623,556,610

† Non-income producing.

Summary of Abbreviations:
IT–Information Technology
See accompanying notes.
LVIP Delaware Special Opportunities Fund–3

LVIP Delaware Special Opportunities Fund
Notes
March 31, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Special Opportunities Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.
 Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$613,316,719	$—	$—	$613,316,719
Money Market Fund	9,975,088	—	—	9,975,088
Total Investments	$623,291,807	$—	$—	$623,291,807
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. The Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Delaware Special Opportunities Fund–4